Document and Entity Information	Nov. 26, 2021
Cover [Abstract]
Entity Registrant Name	CONTANGO OIL & GAS CO
Amendment Flag	false
Entity Central Index Key	0001071993
Document Type	8-K
Document Period End Date	Nov. 26, 2021
Entity Incorporation State Country Code	TX
Entity File Number	001-16317
Entity Tax Identification Number	95-4079863
Entity Address, Address Line One	111 E. 5th Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	529-0059
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.04 per share
Trading Symbol	MCF
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false